FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	$ 2,018.8	$ 2,019.8
Non-derivative financial liabilities, undiscounted cash flows	2,654.6	2,691.4
Derivative financial instruments, carrying amount	(2.3)	(19.2)
Derivative financial instruments, undiscounted cash flows	(2.7)	(19.2)
Non-derivative financial liabilities and derivative financial instruments, carrying amount	2,016.5	2,000.6
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,651.9	2,672.2
0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	676.7	714.3
Derivative financial instruments, undiscounted cash flows	5.2	(7.4)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	681.9	706.9
13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	280.9	99.5
Derivative financial instruments, undiscounted cash flows	0.0	(1.5)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	280.9	98.0
25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	110.2	276.4
Derivative financial instruments, undiscounted cash flows	(1.5)	(0.4)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	108.7	276.0
37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	255.2	103.6
Derivative financial instruments, undiscounted cash flows	(1.5)	(2.0)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	253.7	101.6
49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	106.7	242.0
Derivative financial instruments, undiscounted cash flows	(1.4)	(1.9)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	105.3	240.1
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,224.9	1,255.6
Derivative financial instruments, undiscounted cash flows	(3.5)	(6.0)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,221.4	1,249.6
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	588.4	615.0
Non-derivative financial liabilities, undiscounted cash flows	588.4	615.0
Accounts payable and accrued liabilities | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	588.4	615.0
Accounts payable and accrued liabilities | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	1,262.9	1,258.2
Non-derivative financial liabilities, undiscounted cash flows	1,643.5	1,683.1
Long-term debt | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	88.3	99.3
Long-term debt | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	262.1	79.8
Long-term debt | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	91.6	258.2
Long-term debt | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	212.2	85.7
Long-term debt | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	75.8	215.4
Long-term debt | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	913.5	944.7
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, carrying amount	167.5	146.6
Non-derivative financial liabilities, undiscounted cash flows	422.7	393.3
Other non-current liabilities | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0.0	0.0
Other non-current liabilities | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	18.8	19.7
Other non-current liabilities | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	18.6	18.2
Other non-current liabilities | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	43.0	17.9
Other non-current liabilities | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	30.9	26.6
Other non-current liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	311.4	310.9
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	10.8	1.6
Forward foreign currency contracts, outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,351.4	1,380.4
Forward foreign currency contracts, outflow | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,146.5	1,140.5
Forward foreign currency contracts, outflow | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	162.0	167.1
Forward foreign currency contracts, outflow | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	22.4	63.9
Forward foreign currency contracts, outflow | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	12.8	8.2
Forward foreign currency contracts, outflow | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	6.7	0.7
Forward foreign currency contracts, outflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.0	0.0
Forward foreign currency contracts, inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,339.0)	(1,375.8)
Forward foreign currency contracts, inflow | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,136.7)	(1,139.3)
Forward foreign currency contracts, inflow | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(160.2)	(165.7)
Forward foreign currency contracts, inflow | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(22.1)	(62.2)
Forward foreign currency contracts, inflow | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(12.5)	(8.1)
Forward foreign currency contracts, inflow | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(6.4)	(0.5)
Forward foreign currency contracts, inflow | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.1)	0.0
Swap derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(10.7)	(16.0)
Derivative financial instruments, undiscounted cash flows	(12.7)	(19.0)
Swap derivatives | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2.2)	(4.1)
Swap derivatives | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.8)	(2.6)
Swap derivatives | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.8)	(2.1)
Swap derivatives | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.8)	(2.1)
Swap derivatives | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.7)	(2.1)
Swap derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.4)	(6.0)
Embedded foreign currency derivatives
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(0.9)	(1.8)
Derivative financial instruments, undiscounted cash flows	(0.9)	(1.8)
Embedded foreign currency derivatives | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.9)	(1.5)
Embedded foreign currency derivatives | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(0.3)
Embedded foreign currency derivatives | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Embedded foreign currency derivatives | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(1.5)	(3.0)
Derivative financial instruments, undiscounted cash flows	(1.5)	(3.0)
Equity swap agreements | 0-12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.5)	(3.0)
Equity swap agreements | 13-24 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 25-36 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 37-48 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | 49-60 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0